Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (583,299)	$ (1,125,915)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	206,954	218,547
Gain on disposal of property and equipment	672	(17,245)
Provision for expected credit losses	438,499	135,456
Deferred tax benefit	(80,923)	(46,935)
Non-cash expense	14,859
Changes in operating assets and liabilities:
Accounts receivable	(1,231,877)	713,032
Notes receivable	29,768	149,390
Advance to suppliers	(67,692)	(39,082)
Inventories	(166,075)	6,779
Prepaid expenses and other current assets	(113,429)	(45,089)
Accounts payable and notes payable	507,154	42,896
Advance from customers	(609,020)	156,632
Taxes payable	(264,740)	(219,118)
Due to related parties	(30,303)	(522)
Other payables and other current liabilities	451,476	329,605
Net cash (used in) provided by operating activities	(1,497,976)	258,431
Cash flows from investing activities:
Loans to third parties	(29,877,077)	(4,515,050)
Proceeds from repayment of loans receivable from third parties	1,000,000
Purchases of property and equipment	(59,446)	(42,177)
Construction in progress	(437,018)
Proceeds from disposal of property and equipment	349	24,236
Net cash used in investing activities	(29,373,192)	(4,532,991)
Cash flows from financing activities:
Proceeds from loans	3,758,023	56,044
Repayments of loans	(3,054,273)	(47,370)
Proceeds from issuance of ordinary shares	29,877,077
Net proceeds from initial public offering		5,227,732
Net cash provided by financing activities	30,580,827	5,236,406
Effect of foreign exchange rate on cash	12,471	(2,449)
Net (decrease) increase in cash and restricted cash	(277,870)	959,397
Cash and restricted cash at the beginning of the period	1,079,565	230,997
Total cash and restricted cash per the statements of cash flows	801,695	1,190,394
Reconciliation of cash and restricted cash
Cash	676,588	1,094,269
Restricted cash	125,107	96,125
Supplemental disclosures of cash flow information:
Interest paid	178,974	202,787
Income taxes paid	755	124
Non-cash transactions:
Operating right-of-use assets recognized for related operating lease liabilities	159,285
Construction in progress costs included in accounts payable	$ 2,260,143